Description of the Plan - Forfeitures (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Forfeiture balance	$ 58,660	$ 31,521
Forfeiture balances used for employer contributions	550,024	895,681
Forfeiture balances used to pay administrative expenses	0	0
Uncashed checks	$ 328,607	$ 315,266